Loss on disposals - Schedule of Disposals (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Book value on disposal		$ 6,659
Loss on disposal	[1]	0
Total, by property, plant, and equipment disposals
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount		0
Book value on disposal		0
Loss on disposal		$ 0
Predecessor
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Book value on disposal				$ 13,464
Loss on disposal	[1]		$ 0	(245)	$ 0
Predecessor | Total, by property, plant, and equipment disposals
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount			0	351	0
Book value on disposal			0	596	0
Loss on disposal			$ 0	(245)	$ 0
Predecessor | Sale of West Triton
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount				75
Book value on disposal				109
Loss on disposal				(34)
Predecessor | Sale of West Mischief
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount				75
Book value on disposal				146
Loss on disposal				(71)
Predecessor | Sale of West Resolute
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount				75
Book value on disposal				136
Loss on disposal				(61)
Predecessor | Disposal of Sevan Developer contract
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount				0
Book value on disposal				75
Loss on disposal				(75)
Predecessor | Sale of West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount				126
Book value on disposal				128
Loss on disposal				(2)
Predecessor | Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount				0
Book value on disposal				2
Loss on disposal				$ (2)

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".